SIMPLE AGREEMENTS FOR FUTURE EQUITY (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Proceeds from issuance of SAFE	$ 340,000	$ 0	$ 785,000	$ 0
Simple agreements for future equity	1,125,000		785,000	0
Simple Agreement for Future Equity ("SAFE")
Proceeds from issuance of SAFE	340,000		785,000
Simple agreements for future equity	$ 1,125,000		$ 785,000	$ 0